Post Employment Benefits - Summary of Change in Defined Benefit Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 204	€ 204
Current service cost	190	201
Interest expense/(income)	5	6
Increase (decrease) in net defined benefit liability (asset)	399	411
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	(9)	(5)
- Actuarial (Gain)/loss due to change in actuarial assumptions	(58)
- Actuarial (Gain)/Loss due to experience	(3)	5
Remeasurement of post-employment benefit obligation	(70)
Employer contributions:	(198)	(206)
Benefits Paid		(1)
Ending balance	131	204
Present value of obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,704	1,509
Current service cost	190	201
Interest expense/(income)	36	32
Increase (decrease) in net defined benefit liability (asset)	1,929	1,742
Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions	(58)
- Actuarial (Gain)/Loss due to experience	(3)	5
Remeasurement of post-employment benefit obligation	(61)	5
Benefits Paid	(31)	(30)
Ending balance	1,838	1,704
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,499	1,305
Interest expense/(income)	31	26
Increase (decrease) in net defined benefit liability (asset)	1,530	1,331
Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	9	5
Remeasurement of post-employment benefit obligation	9	5
Employer contributions:	198	206
Benefits Paid	(31)	(30)
Ending balance	€ 1,707	€ 1,499